Organization and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation

1.	Organization and Basis of Presentation

Organization

Atlis Motor Vehicles Inc. (the “Company,” “AMV” or “Atlis”), a Delaware corporation based in Mesa, Arizona, was incorporated in 2016. Atlis is a US-based technology company manufacturing innovative battery cells and battery packs for use in advanced energy storage systems, megawatt charging stations, and mobility products. Atlis is a pre-revenue company with a goal to design, develop and produce a range of Electronic Vehicle (“EV”) solutions and suite services and products designed to accelerate the adoption of EVs in the commercial and industrial markets. The Company designs, engineers, and plans to build proprietary AMV battery cells and packs, Megawatt (MW) charging stations, energy storage solutions to support infrastructure and a suite of software and services designed to allow an easy transition from diesel to electric for our target segment.

Basis of Presentation

The accompanying condensed consolidated financial statements (unaudited) are presented on the same basis as the Company’s Annual Report on Form 10-K for the year ended December 31, 2022 filed with the Securities and Exchange Commission (“SEC") on March 16, 2023 (“2022 Form 10-K") pursuant to the Securities Exchange Act of 1934, as amended (“Exchange Act”). The Company has made its disclosures in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and Rule 8-03 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation with respect to interim financial statements, have been included. The results for any of the interim periods are not necessarily indicative of the results to be expected for the full year or any other period. The condensed consolidated financial statements (unaudited) should be read in conjunction with the audited consolidated financial statements and the notes thereto in the 2022 Form 10-K.

Certain prior period balances have been reclassified to conform to current period presentation. These reclassifications had no impact on total operating expenses, net loss, total assets, total liabilities or shareholder deficit.

References to amounts in the consolidated financial statement sections are in thousands, except share and per share data, unless otherwise specified.

Going Concern

The accompanying condensed consolidated financial statements (unaudited) have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

During the three month period ended March 31, 2023, the Company incurred a net loss of $12.3 million and had net cash used in operating activities of $9.4 million. As of March 31, 2023, the Company had $12.9 million in cash and an accumulated deficit of $231 million.

The Company cannot provide any assurance that unforeseen circumstances that could occur at any time within the next twelve months or thereafter will not increase the need for the Company to raise additional capital on an immediate basis. Additionally, Company cannot provide any assurance that access to capital will be readily available when needed.

These matters, among others, raise substantial doubt about the Company’s ability to continue as a going concern for a period of one year after the date these financial statements are issued. Company management is addressing this risk by pursuing all available options for funding including accessing the public markets through public listing. The Company plans to continue considering all avenues available to it in order to obtain the necessary capital to be able to continue as a going concern and to execute on our business objectives including but not limited to debt financing, private placements, public offerings and equity lines of credit. The Company’s success is dependent upon achieving its strategic and financial objectives, including continuing to acquire capital through public markets.

1.	Organization and Basis of Presentation

Organization

Atlis Motor Vehicles Inc. (the “Company,” “AMV” or “Atlis”), a Delaware corporation based in Mesa, Arizona, was incorporated in 2016. ATLIS is a vertically integrated, electric vehicle technology ecosystem company committed to electrifying vehicles and equipment for Work. The Company is developing three products to meet the needs of our target customer, proprietary AMV battery cell and pack technology, a modular and scalable electric powered platform and an electric pickup truck. The AMV battery technology is the core of the Company’s hardware platform and is designed to be capable of charging a full-size pickup in less than 15 minutes.

Basis of Presentation

The Company’s financial statements are prepared in conformity with U.S. generally accepted accounting principles (GAAP), which requires us to make estimates based on assumptions about current, and for some estimates, future economic and market conditions which affect reported amounts and related disclosures in our financial statements. Although our estimates contemplate current and expected future conditions, it is reasonably possible that actual conditions could differ from our expectations, which could materially affect our results of operations, our financial position and cash flows.

The presentation of certain prior period amounts have been adjusted to reflect current period classifications and presentation. Specifically, Research and development costs now include Research and development related employee compensation as well as Research and development, materials and equipment. General and administrative expenses include employee compensation specific to general and administrative expenses as well as Legal and other general and administrative expenses.

References to amounts in the consolidated financial statement sections are in thousands, except share and per share data, unless otherwise specified.

Going Concern

The accompanying condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

During the year ended December 31, 2022, the Company incurred a net loss of $70.7 million and had net cash flows used in operating activities of $23.5 million. On December 31, 2022, the Company had $2.7 million in cash and an accumulated deficit of $218.6 million.

The Company cannot provide any assurance that unforeseen circumstances that could occur at any time within the next twelve months or thereafter will not increase the need for the Company to raise additional capital on an immediate basis. Additionally, Company cannot provide any assurance that access to capital will be readily available when needed.

These matters, among others, raise substantial doubt about the Company’s ability to continue as a going concern for a period of one year after the date these financial statements are issued. Company management is addressing this risk by pursuing all available options for funding including accessing the public markets through public listing. On September 27, 2022, the Company registered its Regulation A Class A shares with the SEC and listed on Nasdaq under the ticker symbol “AMV.” Additionally, as disclosed in Note 14, in January 2023, the company received the second tranche of funding related to its convertible debt agreement entered into on November 4, 2022. Net proceeds were $9 million. Further, in February 2023, the company consummated a public offering of 8.3 million units of Company stock at an effective public offering price of $1.56 per unit for gross proceeds of approximately $13 million. Each unit consists of (i) one share of Class A common stock, (ii) 0.65 Series A warrants to purchase 0.65 shares of Class A common stock and (iii) 0.75 Series B warrants to purchase 0.75 shares of Class A common stock, each such warrant being exercisable from time to time for one share of Class A common stock at an exercise price of $1.56. The Company plans to continue considering all avenues available to it in order to obtain the necessary capital to be able to continue as a going concern and to execute on our business objectives including but not limited to debt financing, private placements, and equity lines of credit. The Company’s success is dependent upon achieving its strategic and financial objectives, including continuing to acquire capital through public markets.

Change in Accounting Policy

The Company has opted for an effective adoption date of January 1, 2022, for the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-02, Leases. At the transition date, the operating lease ROU asset and operating lease liability were $1.1 million and $1.2 million, respectively. The difference between the ROU asset and operating lease liability is due to deferred rent and prepaid rent balances that were reclassified as a component of the ROU asset at the transition date. The Company recorded a right of use asset, current portion of lease liability and lease liability, net of current portion in the amounts of $798 thousand, $344 thousand and $558 thousand, in the condensed consolidated balance sheets at December 31, 2022. See Note 8 for more information.